Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Ordinary Shares Restricted Stock CNY (¥) shares	Ordinary Shares Class A Ordinary Shares Stock Options shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock Restricted Stock CNY (¥) shares	Treasury Stock Stock Options CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital Restricted Stock CNY (¥)	Additional Paid-in Capital Stock Options CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Restricted Stock CNY (¥)	Retained Earnings Stock Options CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Parent Stock Options CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Stock Options CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2020 | shares			227,735,420	83,150,000
Balance at Dec. 31, 2020			¥ 76	¥ 28						¥ 3,565,667			¥ 3,989,767	¥ (79,114)		¥ 7,185,511	¥ 91,860		¥ 7,277,371
Treasury Stock, beginning (in shares) at Dec. 31, 2020 | shares							(5,442,020)
Treasury Stock, beginning at Dec. 31, 2020							¥ (290,913)
Net Income													1,314,131			1,314,131	(8,050)		1,306,081
Share-based compensation										51,037						51,037			¥ 51,037
Ordinary shares issued (in shares) | shares																			37,606	37,606
Treasury stock reissued (in shares) | shares					570,640	376,060	1,027,000
Treasury stock reissued					¥ 32,557	¥ 21,456	¥ 58,594	¥ (5,700)	¥ (3,748)	95,339	¥ (26,857)	¥ (6,594)	(48,336)		¥ 11,114	105,597		¥ 11,114	¥ 105,597
Other comprehensive income (loss)-foreign currency translation adjustments														(60,900)		(60,900)	49		(60,851)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation (In Shares) | shares							(895,720)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation							¥ (34,788)									(34,788)			(34,788)
Non-controlling interest capital injection										15,689						15,689	27,674		43,363
Divestment of non-controlling interests										3,547						3,547	(14,190)		(10,643)
Impact of acquisition (Note 2(b))																	1,012		1,012
Distributions to non-controlling interests																	(5,772)		(5,772)
Acquisition of non-controlling interests in subsidiaries (Note 2 (j))										(187,090)						(187,090)	8,283		(178,807)
Repurchase of ordinary shares (in shares) | shares							(5,726,830)
Repurchase of ordinary shares							¥ (363,073)									(363,073)			(363,073)
Retirement of treasury stock (in shares) | shares			(895,720)				895,720
Retirement of treasury stock							¥ 34,788						(34,788)
Balance (in shares) at Dec. 31, 2021 | shares			226,839,700	83,150,000
Balance at Dec. 31, 2021			¥ 76	¥ 28						3,534,741			5,187,323	(140,014)		8,040,775	100,866		8,141,641
Treasury Stock, ending (in shares) at Dec. 31, 2021 | shares							(9,195,150)
Treasury Stock, ending at Dec. 31, 2021							¥ (541,379)
Net Income													976,571			976,571	(4,982)		971,589
Share-based compensation										42,300						42,300			¥ 42,300
Ordinary shares issued (in shares) | shares																			6,009	6,009
Treasury stock reissued (in shares) | shares					323,120	60,090
Treasury stock reissued					¥ 20,252	¥ 3,585		(3,436)	(618)		¥ (16,816)	¥ (1,474)			1,493			1,493
Restricted share units for settlement (in shares) (Note 14) | shares			1,027,000
Other comprehensive income (loss)-foreign currency translation adjustments														137,468		137,468	87		¥ 137,555
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation (In Shares) | shares							(707,040)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation							¥ (23,111)									(23,111)			(23,111)
Non-controlling interest capital injection																	17,680		17,680
Divestment of non-controlling interests										(10,315)						(10,315)	(13,338)		(23,653)
Impact of acquisition (Note 2(b))																	966		966
Distributions to non-controlling interests										(6,500)						(6,500)	(6,500)		(13,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares (in shares) (Note 3) | shares			83,150,000	(83,150,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares (Note 3)			¥ 28	¥ (28)
Issuance of ordinary shares upon completion of Hong Kong public Offering (in shares) | shares			11,521,600
Issuance of ordinary shares upon completion of Hong Kong public Offering			¥ 4							247,011						247,015			247,015
Retirement of treasury stock (in shares) | shares			(9,518,980)				9,518,980
Retirement of treasury stock			¥ (3)				¥ 540,653						(540,650)
Balance (in shares) at Dec. 31, 2022 | shares			313,019,320
Balance at Dec. 31, 2022			¥ 105							3,803,183			5,604,954	(2,546)		9,405,696	94,779		9,500,475
Net Income													1,009,494			1,009,494	(8,479)		1,001,015
Dividends (Note 20)													(177,502)			(177,502)			(177,502)
Share-based compensation										11,530						11,530			¥ 11,530
Ordinary shares issued (in shares) | shares	1,508,390	150	11,779,470																15	15
Ordinary shares issued	¥ 1		¥ 4					¥ (1)	¥ 3	(4)					¥ 3			¥ 3
Other comprehensive income (loss)-foreign currency translation adjustments														77,162		77,162	(172)		¥ 76,990	$ 10,844
Non-controlling interest capital injection																	13,911		13,911
Divestment of non-controlling interests																	(6,925)		(6,925)
Impact of acquisition (Note 2(b))																	68,018		68,018
Disposal of a subsidiary																	(23,377)		(23,377)
Distributions to non-controlling interests										(16,049)						(16,049)	(20,526)		(36,575)
Balance (in shares) at Dec. 31, 2023 | shares			326,307,330
Balance at Dec. 31, 2023			¥ 110							¥ 3,798,662			¥ 6,436,946	¥ 74,616		¥ 10,310,334	¥ 117,229		¥ 10,427,563	$ 1,468,692